Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operation [Abstract]
Assets, Liabilities And Operating Results Of Discontinued Operation

Assets and Liabilities of Discontinued Operation (dollars in millions)

	December 31, 2013	December 31, 2012
Assets:
Assets held for sale	$ 3,374.5	$ 1.5
Cash	94.5	111.7
Loans	-	3,694.5
Other assets	352.4	394.9
Total assets	$ 3,821.4	$ 4,202.6

Liabilities:
Long-term borrowings (secured)	$ 3,265.6	$ 3,630.9
Other liabilities	12.0	17.9
Total Liabilities	$ 3,277.6	$ 3,648.8

Operating Results of Discontinued Operation (dollars in millions)

	Years Ended December 31,

	2013	2012	2011
Interest income	$ 130.7	$ 178.3	$ 260.0
Interest expense	(77.2)	(231.8)	(290.2)
Other income	0.9	38.3	(1.4)
Operating expenses	(14.5)	(24.2)	(35.9)
Income (loss) from discontinued operation before provision for income taxes	39.9	(39.4)	(67.5)
Provision for income taxes	(8.6)	(17.1)	(1.6)
Income (loss) from discontinued operation, net of taxes	$ 31.3	$ (56.5)	$ (69.1)